Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated March 21, 2012 to

the Fiduciary Shares Prospectus dated December 1, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

2.	In connection with the reorganization of HighMark Large Cap Value Fund into HighMark Value Momentum Fund, the annual fees and expenses of the Value Momentum Fund will change. Accordingly, effective March 26, 2012, the subsections titled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” on page 38 of the Prospectus, under the section titled “FEES AND EXPENSES OF THE FUND,” are deleted and replaced in their entirety with the following:

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fiduciary Shares
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers and Expense Reimbursement[1]	0.13%
Net Expenses[1]†	1.00%

1 The expense information in the table has been restated to reflect current fees.

† HighMark Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.00% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from March 26, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund’s future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fiduciary Shares	$102	$333	$596	$1,350

2

3.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

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Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated March 21, 2012 to

the Retail Shares Prospectus dated December 1, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Effective March 26, 2012, Class B Shares of HighMark Large Cap Core Equity Fund and HighMark California Intermediate Tax-Free Bond Fund (together, the “Funds”) will be terminated, and any outstanding Class B Shares of such Funds will be converted into Class A Shares of such Funds as of such date.

2.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

3.

In connection with the reorganization of HighMark Large Cap Value Fund into HighMark Value Momentum Fund, the annual fees and expenses of the Value Momentum Fund will change. Accordingly, effective March 26, 2012, the subsections titled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” on page 43 of

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the Prospectus, under the section titled “FEES AND EXPENSES OF THE FUND,” are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses	0.53%	0.53%	0.28%
Total Annual Fund Operating Expenses	1.38%	1.88%	1.88%
Fee Waivers and Expense Reimbursement[1]	0.13%	0.03%	0.03%
Net Expenses[1]†	1.25%	1.85%	1.85%

1 The expense information in the table has been restated to reflect current fees.

† HighMark Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.25%, 1.85% and 1.85%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from March 26, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund’s future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.

2

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$938	$1,239	$2,094
Class B Shares	$688	$885	$1,210	$2,066
Class C Shares	$288	$585	$1,010	$2,196

You would pay the following expenses if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class B Shares	$188	$585	$1,010	$2,066
Class C Shares	$188	$585	$1,010	$2,196

4.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

5.	Effective March 26, 2012, after the italicized language on page 72 in the subsection titled “Choosing a Share Class,” under the section titled “SHAREOWNER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS,” the following paragraph is inserted:

Your Shares, held in a fee-based or wrap fee program, may be exchanged for a different Share class of the same Fund that has a lower expense ratio, provided you meet the Share class eligibility criteria and certain conditions are met. This exchange feature is intended for Shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the distributor specific for this purpose. In such instance, your Shares may be automatically exchanged under certain circumstances. Generally, Class B and Class C Shares are not eligible for exchange until the applicable CDSC period has expired. Please contact your financial intermediary for additional information. Not all Share classes are available through all intermediaries.

6.	Effective March 26, 2012, in the subsection titled “Class A Front-End Sales Charge Waivers” on pages 73-74, under the subsection titled “Sales Charge Reductions and Waivers,” under the section titled “SHAREOWNER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS,” an eighteenth category is added to the list of Class A front-end sales charge waivers:

(18)	By clients of financial intermediaries that have entered into an agreement with the Adviser or the distributor to offer shares at NAV to self-directed investment brokerage accounts that may or may not charge a transaction fee to its clients.

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Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Supplement dated March 21, 2012 to

the Statement of Additional Information dated December 1, 2011

This Supplement provides new and additional information beyond the information already contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

1.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Statement of Additional Information to “Value Momentum Fund” will be changed to “Value Fund.”

2.	In connection with the sale of HighMark Funds Distributors, Inc. to Foreside Distributors, LLC by The Bank of New York Mellon Corporation, which is expected to occur on or about March 31, 2012, HighMark Funds Distributors, Inc. has converted from a corporation into a limited liability company; consequently, the name of HighMark Funds Distributors, Inc. has been changed to “HighMark Funds Distributors, LLC.”

Accordingly, effective April 1, 2012, the following five paragraphs on pages 120-121 in the subsection titled “Distributor,” under the subsection titled “MANAGEMENT OF HIGHMARK FUNDS,” are deleted and replaced in their entirety with the following:

HighMark Funds Distributors, LLC (the “Distributor”) is located at 400 Berwyn Park, 899 Cassatt Road, Berwyn, Pennsylvania 19312. The Distributor is a wholly-owned subsidiary of Foreside Distributors, LLC. The Distributor serves as the principal underwriter of the Funds’ Shares pursuant to an underwriting agreement (the “Underwriting Agreement”) with the Funds. Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to sell the Shares of the Funds as agent for the Funds. Shares of the Funds are offered continuously. From January 1, 2008 through November 30, 2008, BNY Mellon Distributors Inc. (formerly known as PFPC Distributors, Inc.) (“BNY Mellon Distributors”), served as the distributor of HighMark Funds.

Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of Shares of the Funds and will undertake

HMKSK1030040

such advertising and promotions as it believes reasonable in connection with such solicitation.

To the extent that the Distributor receives fees under the distribution plan of a Fund adopted under Rule 12b-1 under the 1940 Act (a “Distribution Plan”), the Distributor will furnish or enter into arrangements with financial intermediaries for the furnishing of marketing or sales services or for providing services to shareholders of the Funds, pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder services fees under any Shareholder Servicing Plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of shareholder support services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan.

Shares of HighMark Funds are sold by the Distributor on behalf of the Funds. The Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees and by a majority of the Independent Trustees who are not parties to the Underwriting Agreement and who have no direct or indirect financial interest in the operation of a Fund’s Distribution Plan or in the Underwriting Agreement. The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or of reckless disregard of its obligations and duties under the agreement, will not be liable to the Funds or the Funds’ shareholders for losses arising in connection with the sale of the Funds’ Shares.

The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without penalty, on not more than sixty (60) days’ written notice, by vote of any of (i) a majority of the Trustees, (ii) a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Fund’s Distribution Plan or in the Underwriting Agreement and (iii) a majority of the outstanding voting securities of the Funds, or on sixty (60) days’ written notice to the Funds by the Distributor.

3.	Effective March 26, 2012, item 13 on pages 14-15 in the section “ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS” is deleted and replaced in its entirety with the following:

13. Adjustable Rate Notes. Consistent with its investment objective, policies and restrictions, each Fund may invest in “adjustable rate notes,” which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note’s market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note’s interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such notes will be subject to a Fund’s non-fundamental 15% (5% in the case of the Money Market Funds) limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand. See “Investment Restrictions” below.

Maturities for variable and adjustable rate notes held in the Money Market Funds will be calculated in compliance with the provisions of Rule 2a-7, as it may be amended from time to time.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days’ notice or at specified intervals, not exceeding 397 days and upon not more than thirty days’ notice.

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

HighMark Value Momentum Fund

Supplement dated March 21, 2012 to

the Class U Shares Prospectus dated October 7, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

HMKSK1030030

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

HighMark Value Momentum Fund

Supplement dated March 21, 2012 to

the Statement of Additional Information dated October 7, 2011

This Supplement provides new and additional information beyond the information already contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

1.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Statement of Additional Information to “Value Momentum Fund” will be changed to “Value Fund.”

2.	In connection with the sale of HighMark Funds Distributors, Inc. to Foreside Distributors, LLC by The Bank of New York Mellon Corporation, which is expected to occur on or about March 31, 2012, HighMark Funds Distributors, Inc. has converted from a corporation into a limited liability company; consequently, the name of HighMark Funds Distributors, Inc. has been changed to “HighMark Funds Distributors, LLC.”

Accordingly, effective April 1, 2012, the following five paragraphs on pages 59-60 in the subsection titled “Distributor,” under the subsection titled “MANAGEMENT OF HIGHMARK FUNDS,” are deleted and replaced in their entirety with the following:

HighMark Funds Distributors, LLC (the “Distributor”) is located at 400 Berwyn Park, 899 Cassatt Road, Berwyn, Pennsylvania 19312. The Distributor is a wholly-owned subsidiary of Foreside Distributors, LLC. The Distributor serves as the principal underwriter of the Fund’s Shares pursuant to an underwriting agreement (the “Underwriting Agreement”) with the Fund. Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to sell the Shares of the Fund as agent for the Fund. Shares of the Fund are offered continuously. From January 1, 2008 through November 30, 2008, BNY Mellon Distributors Inc. (formerly known as PFPC Distributors, Inc.) (“BNY Mellon Distributors”), served as the distributor of HighMark Funds.

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HMKSK1030050

Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of Shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

To the extent that the Distributor receives fees under the distribution plan of the Fund adopted under Rule 12b-1 under the 1940 Act (a “Distribution Plan”), the Distributor will furnish or enter into arrangements with financial intermediaries for the furnishing of marketing or sales services or for providing services to shareholders of the Fund, pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder services fees under any Shareholder Servicing Plan adopted by the Fund, the Distributor will furnish or enter into arrangements with others for the furnishing of shareholder support services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan.

Shares of the Fund are sold by the Distributor on behalf of the Fund. The Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees and by a majority of the Independent Trustees who are not parties to the Underwriting Agreement and who have no direct or indirect financial interest in the operation of the Fund’s Distribution Plan or in the Underwriting Agreement. The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or of reckless disregard of its obligations and duties under the agreement, will not be liable to the Fund or the Fund’s shareholders for losses arising in connection with the sale of the Fund’s Shares.

The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without penalty, on not more than sixty (60) days’ written notice, by vote of any of (i) a majority of the Trustees, (ii) a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Fund’s Distribution Plan or in the Underwriting Agreement and (iii) a majority of the outstanding voting securities of the Fund, or on sixty (60) days’ written notice to the Fund by the Distributor.

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